Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Parenthetical) (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($) telecommunicationstowers	Jul. 31, 2023 telecommunicationstowers	Mar. 30, 2023 telecommunicationstowers	Feb. 03, 2023 telecommunicationstowers	Dec. 31, 2021 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, revaluation surplus	$ 9,239,279	$ 38,353,719				$ 98,172,675
Hyper inflationary adjustment to subsidiaries	5,956,256
Sitios Latam [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of telecommunications towers | telecommunicationstowers		29,090
Number of telecommunications towers disposed | telecommunicationstowers			224	2,980	1,388
Transfers property plant and equipment revaluations surplus	(6,957,275)	$ 50,880,804
Euro Tele Sites Group [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, revaluation surplus	$ 1,562,491